Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Aug. 31, 2017
AMG FQ Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMG FQ Long-Short Equity Fund (formerly AMG FQ U.S. Equity Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AMG FQ Long-Short Equity Fund's (the “Fund”) investment objective is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 178% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	178.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through March 1, 2019. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers located in the U.S. First Quadrant, L.P. (“First Quadrant” or the “Subadviser”) considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Fund invests primarily in long and short equity positions in sectors, industries and companies based on First Quadrant’s assessment of relative attractiveness, which takes into account both growth and value characteristics. The Fund may invest in companies representing a broad range of market capitalizations, which generally may include small- and mid-capitalization companies. The Fund also may invest in securities issued by real estate investment trusts (“REITs”), other investment vehicles that invest in real estate or operating companies whose businesses relate to real estate. The Fund generally takes long positions in securities that the Subadviser believes will increase in value, and it may do this, for example, by purchasing the security outright. The Fund takes short positions in securities that the Subadviser believes will decrease in value. The Subadviser will vary the Fund’s long-short exposure over time based on the Subadviser’s assessment of market conditions and other factors. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). Downside risk is managed through a systematic portfolio protection structure (an option overlay known as a “put/spread collar” strategy) and/or dynamic management of equity market exposure which is intended to reduce risk of the Fund in periods of market stress. When implementing the Fund’s investment strategy, the Subadviser typically uses sophisticated computer models to evaluate a broad universe of equity issuers.

		The Fund may use derivatives, such as futures, swaps, options, and foreign currency forwards or futures for any reason, including to take long and short positions as a substitute for investing in conventional securities, enhance return, earn income, or reduce exposure to other risks. The Fund may also use derivatives to attempt to maintain exposure to the equity markets while holding cash for temporary liquidity needs.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Derivatives Risk—the use of derivatives involves costs, the risk that the value of derivatives may not correlate perfectly with their underlying assets, rates or indices, and the risk of mispricing or improper valuation. The use of derivatives may not succeed for various reasons, and the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Hedging Risk—there is no guarantee that hedging strategies will be successful. For example, changes in the value of a hedging transaction may not completely offset changes in the value of the assets and liabilities being hedged. Hedging transactions involve costs and may result in losses.

High Portfolio Turnover Risk—higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Leverage Risk—borrowing and some derivative investments such as futures and forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Model and Data Risk–when a quantitative model (“Model”) or information or data (“Data”) used in managing the Fund contains an error, or is incorrect or incomplete, any investment decision made in reliance on the Model or Data may not produce the desired results and the Fund may realize losses. In addition, any hedging based on a faulty Model or Data may prove to be unsuccessful. Furthermore, the success of a Model that is predictive in nature is dependent largely on the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors or errors in design, which may cause the resulting output to be faulty.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer.

Short Sales Risk—a short sale of a security involves the theoretical risk of unlimited loss because of potential unlimited increases in the market price of the security sold short. The Fund’s use of short sales, in certain circumstances, can result in significant losses.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

		Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you may lose money on your investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) for periods prior to December 1, 2012, does not reflect the impact of the front-end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. Effective August 31, 2017, the Fund changed its name from “AMG FQ U.S. Equity Fund” to “AMG FQ Long-Short Equity Fund” and adopted the Fund’s current investment strategies. Prior to August 31, 2017 (and for periods shown below), the Fund focused on a U.S. equity strategy but it generally did not take short positions. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.835.3879
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amgfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31/16 (Class I)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 15.38% (3rd Quarter 2009) Worst Quarter: -21.77% (4th Quarter 2008)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/16
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only, and after-tax returns for Class N shares will vary.
AMG FQ Long-Short Equity Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	$ 106
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	592
10 Years	rr_ExpenseExampleYear10	$ 1,314
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	11.67%
10 Years	rr_AverageAnnualReturnYear10	5.38%
AMG FQ Long-Short Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	$ 924
2007	rr_AnnualReturn2007	5.41%
2008	rr_AnnualReturn2008	(36.68%)
2009	rr_AnnualReturn2009	21.72%
2010	rr_AnnualReturn2010	14.76%
2011	rr_AnnualReturn2011	5.66%
2012	rr_AnnualReturn2012	12.53%
2013	rr_AnnualReturn2013	30.73%
2014	rr_AnnualReturn2014	10.45%
2015	rr_AnnualReturn2015	(1.60%)
2016	rr_AnnualReturn2016	10.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.77%)
1 Year	rr_AverageAnnualReturnYear01	10.05%
5 Years	rr_AverageAnnualReturnYear05	11.96%
10 Years	rr_AverageAnnualReturnYear10	5.65%
AMG FQ Long-Short Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	10.87%
10 Years	rr_AverageAnnualReturnYear10	4.78%
AMG FQ Long-Short Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%
5 Years	rr_AverageAnnualReturnYear05	9.49%
10 Years	rr_AverageAnnualReturnYear10	4.43%
AMG FQ Long-Short Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.74%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	7.07%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least March 1, 2019, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.69% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds I Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.